                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                              File No. 333-38801
                                                              File No. 811-8457


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X

              Pre-Effective Amendment No.
                                           --------
              Post-Effective Amendment No.    11                              X
                                           --------

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X

     Amendment No.   12
                   -----



                         DELAWARE GROUP FOUNDATION FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              1818 Market Street, Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:              (215) 255-1255
                                                                 --------------

       Eric E. Miller, Esquire, 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           February 28, 2000
                                                               -----------------

It is proposed that this filing will become effective:

     _____ immediately upon filing pursuant to paragraph (b)
     __X__ on February 28, 2000 pursuant to paragraph (b)
     _____ 60 days after filing pursuant to paragraph (a)(1)
     _____ on (date) pursuant to paragraph (a)(1)
     _____ 75 days after filing pursuant to paragraph (a)(2)
     _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:
     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             --- C O N T E N T S ---

              This Post-Effective Amendment No. 11 to Registration File No. 333-38801 includes the following:


              1.    Facing Page

              2.    Contents Page

              3.    Part A - Prospectuses*

              4.    Part B - Statement of Additional Information*

              5.    Part C - Other Information

              6.    Signatures

*The Asset Allocation Portfolio's Prospectus and Statement of Additional Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 32 to the Registration Statement of Delaware Pooled Trust filed on February 28, 2000.

                                     PART C

                                Other Information

Item 23.               Exhibits
-------                --------

                       (a)     Declaration of Trust.

                               (1) Declaration of Trust incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                       (b)     By-Laws.

                               (1) By-Laws incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                       (c) Copies of All Instruments Defining the Rights of Holders.

                               (1) Declaration of Trust. Declaration of Trust (October 1997) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                               (2) By-Laws. By-Laws incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                       (d)     Investment Management Agreements.

                               (1) Executed Investment Management Agreement (April 1, 1999) between Delaware Management Company and the Registrant on behalf of the Delaware Balanced Portfolio and Delaware Income Portfolio incorporated into this filing by reference to Post Effective Amendment No. 8 filed October 13, 1999.

                               (2)      Executed Amendment No. 1 to the
                                        Investment Management Agreement (April
                                        15, 1999) between Delaware Management
                                        Company and the Registrant adding the
                                        Delaware Growth Portfolio to the
                                        Investment Management Agreement dated
                                        April 1, incorporated into this filing
                                        by reference to Post Effective Amendment
                                        No. 8 filed October 13, 1999.

                               (3)      Form of Asset Allocation Agreement
                                        (1998) between Delaware Management
                                        Company and the Registrant on behalf of
                                        The Asset Allocation Portfolio
                                        incorporated into this filing by
                                        reference to Post-Effective Amendment
                                        No. 2 filed on June 17, 1998.

                               (4)      Form of Amendment No. 2 to the
                                        Investment Management Agreement (1999)
                                        between Delaware Management Company and
                                        the Registrant adding the Delaware S&P
                                        500 Index Fund to the Investment
                                        Management Agreement dated April 1, 1999 incorporated into this filing by reference to Post Effective Amendment No. 8 filed October 13, 1999.

                               (5) Form of Sub-Advisory Agreement (1999) between Delaware Management Company and on behalf of the Delaware S&P 500 Index Fund incorporated into this filing by reference to Post Effective Amendment No. 8 filed October 13, 1999.

                       (e)     (1)      Distribution Agreement.  Executed
                                        Distribution Agreement (December 18,
                                        1997) between Delaware Distributors,
                                        L.P. and the Registrant on behalf of the Balanced Portfolio incorporated into this filing by reference to
                                        Pre-Effective Amendment No. 1 filed on
                                        December 30, 1997.

                               (2)      Executed Distribution Agreement
                                        (December 18, 1997) between Delaware
                                        Distributors, L.P. and the Registrant on behalf of the Delaware Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                               (3)      Executed Distribution Agreement
                                        (December 18, 1997) between Delaware
                                        Distributors, L.P. and the Registrant on behalf of the Delaware Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                               (4) Form of Distribution Agreement (1998) between Delaware Distributors, L.P. and the Registrant on behalf of The Asset Allocation Portfolio incorporated into this filing by reference to
                                        Post-Effective Amendment No. 2 filed on
                                        June 17, 1998.

                               (5) Form of Distribution Agreement (1999) between Delaware Distributors, L.P. and the Registrant on behalf of Delaware S&P 500 Index Fund incorporated into this filing by reference to Post Effective Amendment No. 8 filed October 13, 1999.

                               (6) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                               (7) Dealer's Agreement. Dealer's Agreement (as amended November 1995)(Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                               (8) Mutual Fund Agreement for the Delaware Group of Funds (as amended November
                                        1995) (Module) incorporated into this
                                        filing by reference to the initial
                                        registration statement on Form N-1A
                                        filed on October 24, 1997.

                       (f)     Inapplicable.

                       (g)     Custodian Agreement.

                               (1) Custodian Agreement (Module) with The Chase Manhattan Bank incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                                        (i)      Letter to add the Delaware
                                                 Income Portfolio, the Delaware
                                                 Balanced Portfolio and the
                                                 Growth Portfolio to the
                                                 Custodian Agreement with The
                                                 Chase Manhattan Bank
                                                 incorporated into this filing
                                                 by reference to Post-Effective
                                                 Amendment No. 4 filed on
                                                 November 30, 1998.

                                        (ii)     Form of Letter to add The Asset
                                                 Allocation Portfolio to the
                                                 Custodian Agreement with The
                                                 Chase Manhattan Bank
                                                 incorporated into this filing
                                                 by reference to Post-Effective
                                                 Amendment No. 2 filed on June
                                                 17, 1998.

                                        (iii)    Form of Letter to add Delaware
                                                 S&P 500 Index Fund to the
                                                 Custodian Agreement with The
                                                 Chase Manhattan Bank
                                                 incorporated into this filing
                                                 by reference to Post Effective
                                                 Amendment No. 8 filed October
                                                 13, 1999.

                       (h)     Other Material Contracts.

                               (1) Executed Shareholders Services Agreement (December 18, 1997) between Delaware Service Company, Inc. and the Registrant on behalf of the Delaware Income Portfolio, Balanced Portfolio and Delaware Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                               (2)      Form of Shareholder Services Agreement
                                        (1998) between Delaware Service Company,
                                        Inc. and the Registrant on behalf of The
                                        Asset Allocation Portfolio incorporated
                                        into this filing by reference to
                                        Post-Effective Amendment No. 2 filed on
                                        June 17, 1998.

                               (3)      Form of Shareholder Services Agreement
                                        (1999) between Delaware Service Company,
                                        Inc. and the Registrant on behalf of
                                        Delaware S&P 500 Index Fund incorporated into this filing by reference to Post Effective Amendment No. 8 filed October 13, 1999.

                               (4)      Executed Fund Accounting Agreement
                                        (Module) (August 19, 1996) with Delaware
                                        Service Company, Inc. incorporated into
                                        this filing by reference to the initial
                                        registration statement on Form N-1A
                                        filed on October 24, 1997 and
                                        Post-Effective Amendment No. 6 filed on
                                        January 21, 1999.

                       (i) Opinion of Counsel. Incorporated into this filing by reference to Post Effective Amendment No. 4 filed November 30, 1998.

                       (j)     Consent of Auditors.  Inapplicable.

                       (k)     Inapplicable.


                       (l) Subscription Agreement. Incorporated into this filing by reference to Post-Effective Amendment No. 2 filed January 21, 1998.

                       (m)     Plans under Rule 12b-1.

                               (1) Executed Plan under Rule 12b-1 for Class A of Delaware Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                               (2) Executed Plan under Rule 12b-1 for Class B of Delaware Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30,1997.

                               (3) Executed Plan under Rule 12b-1 for Class C of Delaware Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30,1997.

                               (4) Executed Plan under Rule 12b-1 for Class A of Delaware Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                               (5) Executed Plan under Rule 12b-1 for Class B of Delaware Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                               (6) Executed Plan under Rule 12b-1 for Class C of Delaware Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                               (7) Executed Plan under Rule 12b-1 for Class A of Delaware Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                               (8) Executed Plan under Rule 12b-1 for Class B of Delaware Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                               (9) Executed Plan under Rule 12b-1 for Class C of Delaware Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                               (10) Form of Plan under Rule 12b-1 for Class A of Delaware S&P 500 Index Fund incorporated into this filing by reference to Post Effective Amendment No. 8 filed October 13, 1999.

                               (11) Form of Plan under Rule 12b-1 for Class B of Delaware S&P 500 Index Fund incorporated into this filing by reference to Post Effective Amendment No. 8 filed October 13, 1999.

                               (12) Form of Plan under Rule 12b-1 for Class C of Delaware S&P 500 Index Fund incorporated into this filing by reference to Post Effective Amendment No. 8 filed October 13, 1999.

                       (n) Plan Under Rule 18f-3. Incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                               (1) Amended Appendix A to Plan under Rule 18f-3 incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                               (2) Form of Amended Appendix A to Plan under Rule 18-3 incorporated into this filing by reference to Post Effective Amendment No. 8 filed October 13, 1999.

                       (o) Other: Trustees' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 8 filed October 13, 1999.

Item 24.               Persons Controlled by or under Common Control with
                       Registrant.  None.


Item 25. Indemnification. Incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

Item 26.               Business and Other Connections of Investment Adviser.

                       (a) Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group Cash Reserve, Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Delaware Group Global & International Funds, Delaware Pooled Trust, Delaware Group Adviser Funds, Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Funds, Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family. Information regarding the officers and directors of the Manager and the positions they have held with the Registrant during the past two years is incorporated into this filing by reference to Post-Effective Amendment No. 32 to the Registration Statement of Delaware Pooled Trust filed on February 28, 2000.

         (b) State Street Global Advisors ("State Street") serves as sub-adviser to the Registrant on behalf of Delaware S&P 500 Index Fund. State Street currently manages large institutional accounts and collective investment funds. The following persons serving as directors or officers of the Manager have held the following positions during the past two years:


------------------------------------------------ --------------------------------------------

Name and Principal Business Address*             Positions and Offices with State Street

------------------------------------------------ --------------------------------------------
Tenley E. Albright, MD                           Director
------------------------------------------------ --------------------------------------------
Joseph A. Baute                                  Director
------------------------------------------------ --------------------------------------------
I. MacAlister Booth                              Director
------------------------------------------------ --------------------------------------------
Marshall N. Carter                               Chariman and CEO
------------------------------------------------ --------------------------------------------
James I. Cash, Jr.                               Director
------------------------------------------------ --------------------------------------------
Truman S. Casner                                 Director
------------------------------------------------ --------------------------------------------
Nader F. Darehshori                              Director
------------------------------------------------ --------------------------------------------
Arthur L. Goldstein                              Director
------------------------------------------------ --------------------------------------------
David P. Gruber                                  Director
------------------------------------------------ --------------------------------------------
John M. Kucharski                                Director
------------------------------------------------ --------------------------------------------
Charles R. LaMantia                              Director
------------------------------------------------ --------------------------------------------
David B. Perini                                  Director
------------------------------------------------ --------------------------------------------
Dennis J. Picard                                 Director
------------------------------------------------ --------------------------------------------
Alfred Poe                                       Director
------------------------------------------------ --------------------------------------------
Bernard W. Reznicek                              Director
------------------------------------------------ --------------------------------------------
David A. Spina                                   President and Chief Operating Officer
------------------------------------------------ --------------------------------------------
Diana Chapman Walsh                              Director
------------------------------------------------ --------------------------------------------
Robert E. Weissman                               Director
------------------------------------------------ --------------------------------------------
Dale L. Carleton                                 Vice Chariman
------------------------------------------------ --------------------------------------------
Ronald E. Logue                                  Vice Chairman
------------------------------------------------ --------------------------------------------
Nicholas A. Lopardo                              Vice Chairman
------------------------------------------------ --------------------------------------------
Maureen Scannell Bateman                         Executive Vice President/General Counsel
------------------------------------------------ --------------------------------------------
Joseph W. Chow                                   Executive Vice President
------------------------------------------------ --------------------------------------------
Susan Comeau                                     Executive Vice President
------------------------------------------------ --------------------------------------------
John Fiore                                       Executive Vice President and Chief
                                                 Information Officer
------------------------------------------------ --------------------------------------------
Timothy B. Harbert                               Executive Vice President
------------------------------------------------ --------------------------------------------
Ronald L. O'Kelley                               Executive Vice President, Treasurer and
                                                 Chief Financial Officer
------------------------------------------------ --------------------------------------------
Albert E. Petersen                               Executive Vice President
------------------------------------------------ --------------------------------------------
William M. Reghitto                              Executive Vice President
------------------------------------------------ --------------------------------------------
Stanley W. Shelton                               Executive Vice President
------------------------------------------------ --------------------------------------------
John R. Towers                                   Executive Vice President
------------------------------------------------ --------------------------------------------

*Business Address is Two International Place Boston, MA 02110.

Item 27.       Principal Underwriters.

               (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

               (b) Information with respect to each director, officer or partner of the principal underwriter is incorporated into this filing by reference to Post-Effective Amendment No. 32 to the Registration Statement of Delaware Pooled Trust filed on February 28, 2000.

Item 28. Location of Accounts and Records.

                 All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 29.       Management Services.  None.

Item 30.       Undertakings.

               (a) Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 28th day of February 2000.

                                              DELAWARE GROUP FOUNDATION FUNDS


                                                   By /s/David K. Downes
                                                      ------------------
                                                      David K. Downes
                                           President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

              Signature                                         Title                                      Date
-------------------------------------          ----------------------------------------              ----------------
                                               President/Chief Executive Officer/
                                               Chief Financial Officer (Principal
                                               Executive Officer, Principal Financial
                                               Officer and Principal Accounting Officer)
/s/David K. Downes                             and Trustee                                           February 28, 2000
---------------------------------------
David K. Downes

 /s/Wayne A. Stork              *              Trustee                                               February 28, 2000
---------------------------------------
Wayne A. Stork

/s/ Walter P. Babich            *              Trustee                                               February 28, 2000
--------------------------------------
Walter P. Babich

/s/ John H. Durham             *               Trustee                                               February 28, 2000
--------------------------------------
John H. Durham

/s/ Anthony D. Knerr           *               Trustee                                               February 28, 2000
--------------------------------------
Anthony D. Knerr

/s/ Ann R. Leven               *               Trustee                                               February 28, 2000
--------------------------------------
Ann R. Leven

/s/ Thomas F. Madison          *               Trustee                                               February 28, 2000
--------------------------------------
Thomas F. Madison

/s/ Charles E. Peck            *               Trustee                                               February 28, 2000
--------------------------------------
Charles E. Peck

/s/ Jan L. Yeomans             *               Trustee                                               February 28, 2000
--------------------------------------
Jan L. Yeomans

*By   /s/David K. Downes
      -------------------
         David K. Downes
         as Attorney-in-Fact for
         each of the persons indicated